Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of exercise prices and remaining contractual life (in years)
	For the year ended December 31,
	2021		2020
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at beginning of the year	1,407,683	$12.33	27,016	$180.00
Issued	179,501	$25.00	2,310,313	$9.09
Forfeited and expired	(27,016)	$180.00	-
Exercised	(855,813)	$9.00	(929,646)	$9.16
Outstanding and exercisable at year-end	704,355	$13.18	1,407,683	$12.33

Schedule of exercise prices and remaining contractual life (in years)
Exercise Price	Number of warrants Outstanding	Remaining Contractual Life (in years)
$10	22,750	3.15
$9	455,937	0.25
$10	46,167	0.25
$25	179,501	4.11
	704,355